Commitments and Contingencies - Yamal LNG Joint Venture (Detail) $ in Thousands	Jul. 09, 2014 USD ($) Vessel m³	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made to commitments		$ 379,035	$ 237,647
Yamal LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	50.00%	50.00%
Fully built-up cost	$ 2,100,000
Payments made to commitments		$ 98,500
Yamal LNG Joint Venture [Member] | Pro rata share [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing financing, remainder of 2015		17,400
Proportionate share of the newbuilding installments, net of the existing financing in 2016		63,900
Proportionate share of the newbuilding installments, net of the existing financing in 2017		97,700
Proportionate share of the newbuilding installments, net of the existing financing in 2018		369,400
Proportionate share of the newbuilding installments, net of the existing financing in 2019		211,600
Proportionate share of the newbuilding installments, net of the existing financing thereafter		$ 197,700
Yamal LNG Joint Venture [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		70.00%
Yamal LNG Joint Venture [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Secured debt financing percentage		80.00%
Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	6
Volume of vessels | m³	172,000